Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

The Company evaluates and discloses subsequent events as required by ASC Topic No. 855, Subsequent Events.  The Topic establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or are available to be issued.

On February 7, 2017, the Company entered into a short-term secured borrowing arrangement with William W. and Divea L. Smith (“Smith”) and on February 8, 2017 entered into a short-term secured borrowing arrangement with Steven L. and Monique P. Elfman (“Elfman”) pursuant to which Smith and Elfman each loaned to the Company $1,000,000 and the Company issued to each of them a Secured Promissory Note (the “Notes”) bearing interest at the rate of 18% per annum.  The Notes are due on March 24, 2017 and are secured by the Company’s accounts receivable and certain other assets.  Messrs. Smith and Elfman are each directors of the Company, and Mr. Smith is the Chairman and Chief Executive Officer of the Company.

Subsequent events have been evaluated as of the date of this filing and there are no further disclosures required.